Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value, to be issued pursuant to the Third Amended and Restated 2019 Stock Incentive Plan of INVO Fertility, Inc.
Amount Registered | shares	383,904
Proposed Maximum Offering Price per Unit | $ / shares	1.085
Maximum Aggregate Offering Price	$ 416,536
Fee Rate	0.01531%
Amount of Registration Fee	$ 63.77
Offering Note

(1)	This Registration Statement shall also cover any additional shares of common stock which become issuable under the Plan being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.
(2)	Reflects the adoption and approval at the June 25, 2025 annual meeting of shareholders of a third amendment and restatement of the Plan to increase the amount of authorized shares of our common stock issuable under the Plan to a total of 400,000 shares of common stock (as adjusted pursuant to a 1-for-3 reverse split of our issued and outstanding and authorized common stock, effective July 21, 2025).
(3)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low sale price of the Registrant’s common stock on August 21, 2025 as reported in the Nasdaq Stock Market.